FINANCIAL INSTRUMENTS (Details 1) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Lease liabilities				¥ 360	¥ 2,915
Due to the Shareholder				85,673
Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	[1]	548	3,996
Trade payables		38	280	100
Financial liabilities in other payables and accruals		485	3,536	7,864
Lease liabilities				360
Due to related companies		1,557	11,361	9,069
Due to the Shareholder		10,766	78,567	85,673
Total		13,394	97,740	103,066
Total current		2,628	19,173	103,066
Total non-current		$ 10,766	¥ 78,567

[1]	This represents certain warrants issued to institutional investors on February 21, 2024, which was recognized as derivative financial liabilities (not designated as hedging instruments) with a fair value of CNY6,134 (US$843)* on the issue date as the investors have the right to exercise their warrants on a cashless basis. In accordance with IAS 32, a contract settled by a single net payment (generally referred to as net cash-settled or net equity-settled as the case may be) is a financial liability and not an equity instrument. The fair value gain of derivative financial liabilities for the year ended December 31, 2024 was CNY2,138 (US$293).